Segment Reporting - Reconciliation from Operating Profit (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
EBIT	$ 2,101	$ 1,640	$ 1,464
EBITA	3,438	2,990	2,725
Industrial Activities
Segment Reporting Information [Line Items]
EBIT	1,585	1,143	968
EBITA	2,671	2,191	1,962
Industrial Activities | Operating segments | Agricultural Equipment
Segment Reporting Information [Line Items]
EBIT	1,036	791	642
EBITA	1,339	1,106	951
Industrial Activities | Operating segments | Construction Equipment
Segment Reporting Information [Line Items]
EBIT	91	(16)	(44)
EBITA	152	49	25
Industrial Activities | Operating segments | Commercial Vehicles
Segment Reporting Information [Line Items]
EBIT	299	195	279
EBITA	890	735	771
Industrial Activities | Operating segments | Powertrain
Segment Reporting Information [Line Items]
EBIT	406	360	233
EBITA	536	488	357
Industrial Activities | Eliminations and other
Segment Reporting Information [Line Items]
EBIT	(247)	(187)	(142)
EBITA	(246)	(187)	(142)
Financial services
Segment Reporting Information [Line Items]
EBIT	516	497	496
EBITA	$ 767	$ 799	$ 763